Provisions, Contingencies and Other Commitments - Summary of Changes in the Balances of Provisions for Civil, Labor and Other Provision and Escrow Deposit Balances (Parenthetical) (Detail) - BRL (R$)
R$ in Millions
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Economic Plans [member]
Disclosure of other provisions [line items]
Increase in provision	R$ 184	R$ 248